Offerings - Offering: 1	Mar. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	6,000,000,000
Maximum Aggregate Offering Price	$ 6,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 828,600.00
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-290475. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby partially offsets the registration fee due in connection with this filing against the $10,188.85 remaining balance from the initial $165,300 registration fee associated with unsold securities, which registration fee was previously paid by the Registrant in connection with the filing of the Prospectus Supplement filed pursuant to Rule 424(b)(5) under the Prior Registration Statement, which was initially filed with the Securities and Exchange Commission on November 10, 2022. Pursuant to Rule 457(p) under the Securities Act, the $828,600 filing fee currently due in connection with this filing is offset in part against the $10,188.85 remaining balance for such unsold securities under the Prior Registration Statement resulting in a fee of $818,411.15 remitted with this filing.